Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Property and Equipment, net

7. Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Office equipment	14,488	14,488	1,848
Leasehold improvements	246,332	246,332	31,420
Motor Vehicles	350,082	350,082	44,653
Less: accumulated depreciation	(418,357)	(488,373)	(62,292)
Net book value	192,545	122,529	15,629

Depreciation expense of property and equipment totaled HK$174,966 (US$22,317) and HK$75,851 for the years ended March 31, 2026 and 2025, respectively.

During the year ended March 31, 2026, the Company acquired and subsequently disposed of a motor vehicle with an original cost of HK$572,454 (US$73,017). At the time of disposal, the vehicle had a net carrying value of HK$467,504, representing its original cost less accumulated depreciation of HK$104,950. The Company received cash proceeds of HK$500,000 (US$63,776) from the disposal, resulting in a gain on disposal of HK$32,496 (US$4,145). This gain has been recognized within the Company’s other income, net in the consolidated statements of operations.